TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ 18,022	$ 32,935	$ 18,062
Foreign	4,041	2,780	4,565
Income before taxes on income	$ 22,063	$ 35,715	$ 22,627